Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gold Group Management Inc [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 9
Gold Group Management Inc and Mill Street Services Ltd [member]
Disclosure of transactions between related parties [line items]
Purchase of goods and service related party transactions	$ 5	$ 157